Collateralized transactions	12 Months Ended
Mar. 31, 2024
Collateralized Transactions
Collateralized transactions
5. Collateralized transactions:
Nomura enters into collateralized transactions, including reverse repurchase agreements, repurchase agreements, securities borrowing transactions, securities lending transactions, other secured borrowings and similar transactions mainly to meet clients’ financing needs, finance trading inventory positions and obtain securities for settlement.
Reverse repurchase agreements, repurchase agreements, securities borrowing transactions and securities lending transactions are typically documented under industry standard master netting agreements which mitigate Nomura’s credit exposure to counterparties. For certain centrally-cleared reverse repurchase and repurchase agreements, the clearing or membership agreements entered into by Nomura provide similar rights to Nomura in the event of default of the relevant central clearing counterparty. Nomura generally seeks to obtain an external legal opinion in order to ascertain the enforceability of such close-out
and offsetting rights within these agreements.
Nomura may enter into reverse repurchase agreements, repurchase agreements, securities borrowing and securities lending transactions with certain types of counterparty and in certain jurisdictions which are not documented under a master netting agreement. Even when these transactions are documented under such master netting agreements, Nomura may not have obtained, or may not be able to obtain, evidence to determine with sufficient certainty that the close-out
and offsetting rights in the agreements are legally enforceable. This may be the case where relevant local laws explicitly prohibit such close-out
and offsetting rights, or where local laws are complex, ambiguous or silent on the enforceability of such rights. This may include reverse repurchase agreements, repurchase agreements, securities borrowing and securities lending transactions executed with certain foreign governments, agencies, municipalities, central clearing counterparties, agent banks and pension funds.
Nomura considers the enforceability of a master netting agreement in determining how credit risk arising from transactions with a specific counterparty is hedged, how counterparty credit exposures are calculated and applied to credit limits and the extent and nature of collateral requirements from the counterparty.
In all of these transactions, Nomura either receives or provides collateral, including Japanese and non-Japanese
government, agency, mortgage-backed, bank and corporate debt securities and equities. In most cases, the party receiving the collateral is free to sell or repledge the securities received through repurchase agreements, securities lending transactions or to cover short positions. In repurchase and reverse repurchase agreements, the value of collateral typically exceeds the amount of cash transferred, where collateral is generally in the form of securities. Securities borrowing transactions generally require Nomura to provide the counterparty with collateral in the form of cash or other securities. For securities lending transactions, Nomura generally receives collateral in the form of cash or other securities. Nomura monitors the market value of the securities either received from or provided to the counterparty. Additional cash or securities are exchanged as necessary, to ensure that such transactions are adequately collateralized throughout the life of the transactions.
Offsetting of certain collateralized transactions
Reverse repurchase agreements and repurchase agreements, securities borrowing and lending transactions with the same counterparty documented under a master netting agreement are offset in the consolidated balance sheets where specific criteria as defined by ASC
210-20
are met. These criteria include requirements around maturity of transactions, underlying systems on which collateral is settled, associated banking arrangements and legal enforceability of close-out
and offsetting rights under relevant master netting agreements.
The following tables present information about offsetting of these transactions in the consolidated balance sheets as of March 31, 2023 and 2024, together with the extent to which master netting agreements entered into with counterparties and central clearing parties permit additional offsetting in the event of counterparty default. Transactions which are not documented under a master netting agreement or are documented under a master netting agreement for which Nomura does not have sufficient evidence of enforceability are not offset in the following tables.

	Billions of yen
	March 31, 2023
	Assets		Liabilities
	Reverse repurchase agreements	Securities borrowing transactions	Repurchase agreements	Securities lending transactions
Total gross balance (1)	¥35,030	¥4,280	¥35,414	¥1,825
Less: Amounts offset in the consolidated balance sheets (2)	(21,196)	—	(21,196)	—

Total net amounts as reported on the face of the consolidated balance sheets (3)	¥13,834	¥4,280	¥14,218	¥1,825

Less: Additional amounts not offset in the consolidated balance sheets (4)
Financial instruments and non-cash collateral	(11,938)	(2,690)	(11,550)	(1,617)
Cash collateral	(14)	—	(1)	—

Net amount	¥1,882	¥1,590	¥2,667	¥208

	Billions of yen
	March 31, 2024
	Assets		Liabilities
	Reverse repurchase agreements	Securities borrowing transactions	Repurchase agreements	Securities lending transactions
Total gross balance (1)	¥41,288	¥5,371	¥42,537	¥2,465
Less: Amounts offset in the consolidated balance sheets (2)	(25,667)	—	(25,667)	—

Total net amounts as reported on the face of the consolidated balance sheets (3)	¥15,621	¥5,371	¥16,870	¥2,465

Less: Additional amounts not offset in the consolidated balance sheets (4)
Financial instruments and non-cash collateral	(13,228)	(3,572)	(13,817)	(2,324)
Cash collateral	(9)	—	(2)	—

Net amount	¥2,384	¥1,799	¥3,051	¥141

(1)
Include all recognized balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. Amounts include transactions carried at fair value through election of the fair value option. As of March 31, 2023, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability amounted to ¥883 billion and ¥2,394 billion, respectively. As of March 31, 2023, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability amounted to ¥1,449 billion and ¥137 billion, respectively. As of March 31, 2024, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability amounted to ¥1,161 billion and ¥2,574 billion, respectively. As of March 31, 202
4
, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability amounted to ¥1,512 billion and ¥69 billion, respectively.

(2)
Represent amounts offset through counterparty netting under master netting or similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC
210-20.
Amounts offset include transactions carried at fair value through election of the fair value option.

(3)
Reverse repurchase agreements and securities borrowing transactions are reported within
Collateralized agreements
—
Securities purchased under agreements to resell
and
Collateralized agreements
—
Securities borrowed
in the consolidated balance sheets, respectively. Repurchase agreements and securities lending transactions are reported within
Collateralized financing
—
Securities sold under agreements to repurchase
and
Collateralized financing
—
Securities loaned
in the consolidated balance sheets, respectively. Amounts reported under securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within
Other liabilities
in the consolidated balance sheets.

(4)
Represent amounts which are not permitted to be offset on the face of the consolidated balance sheets in accordance with ASC
210-20
but which provide Nomura with the right of offset in the event of counterparty default. Amounts relating to agreements where Nomura has not yet obtained sufficient evidence of enforceability of such offsetting rights are excluded.
For information on offsetting of derivatives, see Note 3 “
Derivative instruments and hedging activities
”.
Maturity analysis of repurchase agreements and securities lending transactions
The following tables present an analysis of the total carrying value of liabilities recognized in the consolidated balance sheets for repurchase agreements and securities lending transactions by remaining contractual maturity of the agreement as of March 31, 2023 and 2024. Amounts reported are shown prior to counterparty netting in accordance with ASC
210-20.

	Billions of yen
	March 31, 2023
	Overnight and open (1)	Up to 30 days	30 - 90 days	90 days - 1 year	Greater than 1 year	Total
Repurchase agreements	¥14,017	¥16,597	¥2,663	¥1,357	¥780	¥35,414
Securities lending transactions	1,002	243	55	498	27	1,825

Total gross recognized liabilities (2)	¥15,019	¥16,840	¥2,718	¥1,855	¥807	¥37,239

	Billions of yen
	March 31, 2024
	Overnight and open (1)	Up to 30 days	30 - 90 days	90 days - 1 year	Greater than 1 year	Total
Repurchase agreements	¥18,513	¥17,317	¥3,747	¥2,024	¥936	¥42,537
Securities lending transactions	1,337	299	43	786	—	2,465

Total gross recognized liabilities (2)	¥19,850	¥17,616	¥3,790	¥2,810	¥936	¥45,002

(1)	Open transactions do not have an explicit contractual maturity date and are terminable on demand by Nomura or the counterparty.
(2)
Repurchase agreements and securities lending transactions are reported within
Collateralized financing
—
Securities sold under agreements to repurchase
and
Collateralized financing
—
Securities loaned
in the consolidated balance sheets, respectively. Amounts reported for securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within
Other liabilities
in the consolidated balance sheets. The total gross recognized liabilities reported for repurchase agreements and securities lending transactions are consistent with the total gross balances reported in the offsetting disclosures above.

Securities transferred in repurchase agreements and securities lending transactions
The following tables present an analysis of the total carrying value of liabilities recognized in the consolidated balance sheets for repurchase agreements and securities lending transactions by class of securities and other financial assets transferred by Nomura to counterparties as of March 31, 2023 and 2024. Amounts reported are shown prior to counterparty netting in accordance with ASC
210-20.

	Billions of yen
	March 31, 2023
	Repurchase agreements	Securities lending transactions	Total
Equities and convertible securities	¥251	¥1,598	¥1,849
Japanese government, agency and municipal securities	1,651	0	1,651
Foreign government, agency and municipal securities	28,039	74	28,113
Bank and corporate debt securities	2,639	128	2,767
Commercial mortgage-backed securities (“CMBS”)	—	—	—
Residential mortgage-backed securities (“RMBS”) (1)	2,657	—	2,657
Collateralized debt obligations (“CDOs”) and other	168	—	168
Investment trust funds and other	9	25	34

Total gross recognized liabilities (2)	¥35,414	¥1,825	¥37,239

	Billions of yen
	March 31, 2024
	Repurchase agreements	Securities lending transactions	Total
Equities and convertible securities	¥234	¥2,228	¥2,462
Japanese government, agency and municipal securities	2,506	0	2,506
Foreign government, agency and municipal securities	31,355	72	31,427
Bank and corporate debt securities	3,636	94	3,730
Commercial mortgage-backed securities (“CMBS”)	17	—	17
Residential mortgage-backed securities (“RMBS”) (1)	4,598	—	4,598
Collateralized debt obligations (“CDOs”) and other	190	—	190
Investment trust funds and other	1	71	72

Total gross recognized liabilities (2)	¥42,537	¥2,465	¥45,002

(1)
Includes ¥2,080 billion of U.S. government sponsored agency mortgage pass through securities and collateralized mortgage obligations as of March 31, 2023. Includes ¥
3,842
billion of U.S. government sponsored agency mortgage pass through securities and collateralized mortgage obligations as of March 31, 2024.

(2)
Repurchase agreements and securities lending transactions are reported within
Collateralized financing
—
Securities sold under agreements to repurchase
and
Collateralized financing
—
Securities loaned
in the consolidated balance sheets, respectively. Amounts reported for securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within
Other liabilities
in the consolidated balance sheets. The total gross recognized liabilities reported for repurchase agreements and securities lending transactions are consistent with the total gross balances reported in the offsetting disclosures above.

Collateral received by Nomura
The following table presents the fair value of securities received as collateral, securities borrowed with collateral and securities borrowed without collateral, which Nomura is permitted to sell or repledge, and the portion that has been sold or repledged as of March 31, 2023 and 2024.

	Billions of yen
	March 31
	2023	2024
The fair value of collateral received	¥53,857	¥62,456
The portion of the above received that has been sold (as reported as short sales within Trading liabilities in the consolidated balance sheets) or repledged	38,417	45,389
Collateral is generally sourced from securities purchased under agreement to resell, securities borrowing transactions, secured loans and from derivative transactions. Collateral is used together with owned securities and other financial assets to cover short sales, collateralize repurchase transactions, other secured financings and derivative transactions.
Assets pledged by Nomura
Nomura pledges owned securities and other financial assets to collateralize repurchase transactions, other secured financings and derivative transactions. Pledged securities that can be sold or repledged by the transferee, including Gensaki Repo transactions, are reported in parentheses as
Assets pledged
within
Trading assets
,
Investments in equity securities
and
Investments in and advances to affiliated companies
in the consolidated balance sheets.
The following table presents the carrying amounts of financial assets recognized in the consolidated balance sheets which have been pledged as collateral, primarily to stock exchanges and clearing organizations, where the secured party does not have the right to sell or repledge them by type of asset as of March 31, 2023 and 2024.

	Millions of yen
	March 31
	2023	2024
Trading assets:
Equities and convertible securities	¥194,486	¥212,165
Government and government agency securities	1,017,843	1,238,863
Bank and corporate debt securities	55,532	151,454
Residential mortgage-backed securities (“RMBS”)	2,527,124	2,360,053
Collateralized debt obligations (“CDOs”) and other (1)	12,383	12,959
Investment trust funds and other	10,411	570

	¥3,817,779	¥3,976,064

Non-trading debt securities (2)	106,319	94,421
Investments in and advances to affiliated companies (3)	¥14,023	¥14,976

(1)	Includes collateralized loan obligations (“CLOs”) and asset-backed securities (“ABSs”) such as those secured on credit card loans, auto loans and student loans.
(2)	Non-trading debt securities are primarily Japanese municipal securities issued by prefectures or ordinance-designated city.
(3)	Investments in and advances to affiliated companies comprise shares in Nomura Research Institute, Ltd.

The following table presents the carrying amount of financial and non-financial
assets recognized in the consolidated balance sheets, other than those disclosed above, which are subject to lien as of March 31, 2023 and 2024.

	Millions of yen
	March 31
	2023	2024
Loans and receivables	¥354,508	¥409,145
Trading assets and private equity and debt investments	1,397,669	1,818,795
Office buildings, land, equipment and facilities	3,323	7,591
Non-trading debt securities	107,852	94,471
Investments in and advances to affiliated companies	3	2
Other	773	1,084

	¥1,864,128	¥2,331,088

Assets in the above table were primarily pledged for secured borrowings, including other secured borrowings, collateralized borrowings of consolidated VIEs and derivative transactions. The above table also includes financial assets which continue to be recognized on the consolidated balance sheets as they fail the criteria for derecognition under ASC 860. The associated liabilities with these transactions are reported as trading balances of secured borrowings reported in
Long-term borrowings
. See Note 10 “
Borrowings
” for further information regarding
trading balances of secured borrowings
.